SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—100.0%			Capital Markets (Continued)
Consumer Discretionary—39.6%			LPL Financial Holdings, Inc.	35,578	$ 2,913,838
Diversified Consumer Services—0.4%					26,786,829
Service Corp. International	58,018	$ 2,773,840	Commercial Banks—0.3%
Entertainment—7.5%			SVB Financial Group[1]	9,130	1,907,714
Activision Blizzard, Inc.	278,184	14,721,497	Insurance—0.2%
Electronic Arts, Inc.[1]	87,487	8,557,978	Reinsurance Group of America, Inc. ,
IMAX Corp.[1]	107,700	2,364,015	Cl. A	8,890	1,421,333
Netflix, Inc.1	11,280	3,018,754
Nintendo Co. Ltd.	33,900	12,621,353	Health Care—11.8%
Take-Two Interactive Software, Inc.[1]	67,575	8,469,851	Biotechnology—0.5%
Vivendi SA	97,340	2,673,184	Alnylam Pharmaceuticals, Inc.[1]	19,750	1,588,295
		52,426,632	Bluebird Bio, Inc.[1]	6,020	552,757
			Moderna, Inc.[1]	51,270	816,218
Hotels, Restaurants & Leisure—3.4%			Sage Therapeutics, Inc.[1]	4,140	580,801
Cedar Fair LP	117,783	6,873,816			3,538,071
Norwegian Cruise Line Holdings Ltd.[1]	215,873	11,175,745
Restaurant Brands International, Inc.	30,580	2,175,461	Health Care Equipment & Supplies—4.7%
Royal Caribbean Cruises Ltd.	30,847	3,341,656	Baxter International, Inc.	71,786	6,279,122
		23,566,678	Boston Scientific Corp.1	208,460	8,482,237
			Intuitive Surgical, Inc.[1]	11,903	6,426,787
Household Durables—1.4%			Teleflex, Inc.	23,019	7,820,705
Sony Corp.	162,200	9,530,955	Zimmer Biomet Holdings, Inc.	25,582	3,511,641
Interactive Media & Services—9.8%					32,520,492
Alphabet, Inc. , Cl. C1	28,929	35,264,451	Health Care Providers & Services—3.2%
Facebook, Inc. , Cl. A1	183,326	32,646,694	Humana, Inc.	14,719	3,763,207
		67,911,145	Laboratory Corp. of America Holdings[1]	42,063	7,066,584
Internet & Catalog Retail—12.2%			LHC Group, Inc.[1]	43,215	4,907,495
Alibaba Group Holding Ltd. , Sponsored			UnitedHealth Group, Inc.	30,688	6,669,116
ADR[1]	98,083	16,402,420			22,406,402
Amazon. com, Inc.[1]	34,556	59,986,106	Life Sciences Tools & Services—2.1%
Booking Holdings, Inc.[1]	4,139	8,123,243	Avantor, Inc.[1]	105,590	1,552,173
		84,511,769	Illumina, Inc.[1]	37,080	11,280,478
Media—1.4%			Thermo Fisher Scientific, Inc.	5,050	1,470,913
Altice USA, Inc. , Cl. A1	175,355	5,029,181			14,303,564
Charter Communications, Inc. , Cl. A1	7,430	3,062,052	Pharmaceuticals—1.3%
DISH Network Corp. , Cl. A1	46,690	1,590,728	Merck & Co. , Inc.	81,400	6,852,252
		9,681,961	Novo Nordisk AS, Cl. B	26,296	1,357,795
Specialty Retail—3.5%			Zoetis, Inc. , Cl. A	6,480	807,343
CarMax, Inc.1	41,342	3,638,096			9,017,390
Lowe's Cos. , Inc.	189,952	20,887,122	Industrials—10.2%
		24,525,218	Aerospace & Defense—3.7%
Consumer Staples—3.2%			Airbus SE	66,505	8,647,991
Food Products—3.2%			Boeing Co. (The)	6,800	2,587,196
Conagra Brands, Inc.	103,924	3,188,388	L3Harris Technologies, Inc.	10,860	2,265,830
Lamb Weston Holdings, Inc.	49,154	3,574,479	Lockheed Martin Corp.	12,410	4,840,645
Mondelez International, Inc. , Cl. A	71,378	3,948,631	Teledyne Technologies, Inc.[1]	22,145	7,130,468
Nomad Foods Ltd.[1]	100,893	2,068,306			25,472,130
Tyson Foods, Inc. , Cl. A	108,769	9,369,362	Commercial Services & Supplies—3.4%
		22,149,166	Cintas Corp.	30,230	8,104,663
Energy—1.1%			Clean Harbors, Inc.[1]	59,664	4,606,061
Oil, Gas & Consumable Fuels—1.1%			IAA, Inc.[1]	92,840	3,874,213
Marathon Petroleum Corp.	34,469	2,093,992	Waste Connections, Inc.	24,130	2,219,960
PBF Energy, Inc. , Cl. A	88,591	2,408,789	Waste Management, Inc.	40,640	4,673,600
Viper Energy Partners LP	119,908	3,317,854			23,478,497
		7,820,635	Industrial Conglomerates—0.5%
Financials—4.3%			Roper Technologies, Inc.	9,321	3,323,869
Capital Markets—3.8%			Machinery—0.9%
Apollo Global Management, Inc. , Cl. A	153,860	5,818,985	Deere & Co.	22,941	3,869,688
Ares Management Corp. , Cl. A	224,810	6,027,156	Stanley Black & Decker, Inc.	16,880	2,437,641
Carlyle Group LP (The)	122,353	3,127,343			6,307,329
Goldman Sachs Group, Inc. (The)	10,230	2,119,963
Intercontinental Exchange, Inc.	39,713	3,664,319	Road & Rail—1.7%
Legg Mason, Inc.	36,497	1,393,820	Kansas City Southern	37,360	4,969,254
London Stock Exchange Group plc	19,168	1,721,405	Lyft, Inc. , Cl. A1	47,426	1,936,878
			Uber Technologies, Inc.[1]	61,205	1,864,916

1 INVESCO OPPENHEIMER V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Road & Rail (Continued)			Software—10.8%
Union Pacific Corp.	20,545	$ 3,327,879	Adobe, Inc.[1]	16,510	$ 4,560,887
		12,098,927	Microsoft Corp.	199,114	27,682,819
Information Technology—28.8%			Palo Alto Networks, Inc.[1]	39,220	7,994,213
Communications Equipment—1.8%			RealPage, Inc.[1]	91,980	5,781,863
Motorola Solutions, Inc.	72,270	12,315,531	salesforce. com, Inc.[1]	112,573	16,710,336
			ServiceNow, Inc.[1]	23,095	5,862,666
IT Services—8.1%			Splunk, Inc.[1]	22,850	2,693,101
Fidelity National Information Services,			Trade Desk, Inc. (The), Cl. A1	20,760	3,893,538
Inc.	50,708	6,731,994			75,179,423
Mastercard, Inc. , Cl. A	109,040	29,611,993
PayPal Holdings, Inc.[1]	58,840	6,095,236	Technology Hardware, Storage & Peripherals—2.2%
Visa, Inc. , Cl. A	80,821	13,902,020	Apple, Inc.	69,083	15,472,519
		56,341,243	Materials—1.0%
Semiconductors & Semiconductor Equipment—5.9%			Chemicals—1.0%
Applied Materials, Inc.	154,670	7,718,033	Linde plc	6,133	1,188,085
ASML Holding NV	34,166	8,487,518	Sherwin-Williams Co. (The)	5,450	2,996,791
NVIDIA Corp.	21,940	3,819,096	Westlake Chemical Corp.	43,706	2,863,617
QUALCOMM, Inc.	82,097	6,262,359			7,048,493
Semtech Corp.[1]	145,893	7,091,859	Total Common Stocks (Cost $541,151,314)		694,825,707
Silicon Motion Technology Corp. , ADR	215,250	7,609,087	Total Investments, at Value (Cost
		40,987,952	$541,151,314)	100.0%	694,825,707
			Net Other Assets (Liabilities)	0.0	(338,119)
			Net Assets	100.0%	$ 694,487,588

Footnotes to Schedule of Investments
1. Non-income producing security.

2 INVESCO OPPENHEIMER V.I. CAPITAL APPRECIATION FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$250,102,706	$24,825,492	$—	$274,928,198
Consumer Staples	22,149,166	—	—	22,149,166
Energy	7,820,635	—	—	7,820,635
Financials	28,394,471	1,721,405	—	30,115,876
Health Care	80,428,124	1,357,795	—	81,785,919
Industrials	62,032,761	8,647,991	—	70,680,752
Information Technology	200,296,668	—	—	200,296,668
Materials	7,048,493	—	—	7,048,493
Total Assets	$658,273,024	$36,552,683	$—	$694,825,707

3 INVESCO OPPENHEIMER V.I. CAPITAL APPRECIATION FUND